Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
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Accounts Payable and Accrued Liabilities
38.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2016	2017
Payables to contractors and equipment suppliers	105,674	82,444
Payables to telecommunications products suppliers	5,005	4,548
Customer/contractor deposits	4,869	5,262
Repair and maintenance expense payables	4,795	5,348
Bills payable	68	49
Salary and welfare payables	2,798	3,711
Interest payable	1,303	709
Amounts due to services providers/content providers	1,412	2,253
Accrued expenses	12,583	14,845
Others	4,717	6,091

	143,224	125,260

The aging analysis of accounts payables and accrued liabilities is based on the invoice date as follows:

	2016	2017
Less than six months	120,191	104,691
Six months to one year	11,689	9,009
More than one year	11,344	11,560

	143,224	125,260